Related Parties - Deferred Purchase consideration, Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Present value discount on future payments
Deferred purchase consideration, Related Party, net of discount of $56,989	$ 777,365	$ 1,199,361
Related party Deferred Purchase Consideration [Member]
Principal Outstanding
Promissory note due to non-related parties	1,279,430	1,830,541
Additional earnout earned		224,540
Settled by the issuance of common shares	(336,727)	(410,925)
Repayment in cash	(92,444)	(328,734)
Foreign exchange movements	(15,905)	(35,992)
Ending balance	834,354	1,279,430	1,830,541
Present value discount on future payments
Present value discount, beginning	(80,069)	(161,393)
Amortization	21,685	78,128
Foreign exchange movements	1,395	3,195
Present value discount, ending	$ (56,989)	(80,069)	$ (161,393)
Deferred purchase consideration, Related Party, net of discount of $56,989		41,954
Notes payable - Related Party, net		$ 1,147,963